Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA
Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

ReadyCap Commercial, LLC

1140 Avenue of the Americas, 8th Floor

New York, New York 10036

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures described below, which were agreed to by ReadyCap Commercial, LLC (the “Company”) and J.P. Morgan Securities LLC, Deutsche Bank Securities Inc. and Sandler O’Neill & Partners, L.P. (together with the Company, the “Specified Parties”), related to the Specified Parties’ evaluation of certain information with respect to a portfolio of commercial mortgage loans in conjunction with the proposed offering of Ready Capital Mortgage Financing 2017‑FL1, Floating Rate Notes.

The Company is responsible for the information provided to us, including the information set forth in the Data File (as defined herein). The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report.  Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

On July 13, 2017, representatives of the Company provided us with a computer-generated commercial mortgage loan data file and related record layout (the “Data File”) containing data, as represented to us by the Company, as of the close of business June 30, 2017 (the “Cutoff Date”), with respect to 38 commercial mortgage loans (the “Mortgage Loans”) that are secured by 38 mortgaged properties (the “Mortgaged Properties”).

In addition, representatives of the Company provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix) related to the Mortgage Loans and their respective Mortgaged Properties.

We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Source Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein.  In certain instances, our comparisons and recomputations were made using data imaged

Member of
Deloitte Touche Tohmatsu Limited

facsimiles or photocopies of the Source Documents.  In addition, we make no representations as to whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Loans or Mortgaged Properties.

At your request, for each of the Mortgage Loans and their related Mortgaged Properties set forth on the Data File, we compared certain characteristics set forth on the Data File (the “Characteristics” as listed in the Appendix) to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Mortgage Loans or Mortgaged Properties underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the Mortgage Loans or Mortgaged Properties or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above.  We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information.  Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

July 19, 2017

Appendix

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents, as provided to us by representatives of the Company, with respect to each of the Mortgage Loans and the related Mortgaged Properties (the “Source Documents”).

An electronic data file with respect to the additional debt, for each applicable Mortgage Loan (collectively, the “Additional Debt File”);

Loan agreement, promissory notes, consolidated, amended and restated promissory notes, modification agreements, indentures,  purchase and sale agreements, mortgage, deed of trusts, reserve agreements and loan extension agreement (collectively, the “Loan Agreement”);

Subordinate loan agreement, subordinate promissory note, promissory note splitter or b-note, (collectively, “Subordinate Loan Document”);

Limited liability company agreement and recognition agreement, if applicable (collectively, “Preferred Equity Documents”):

Master lease agreement and ground lease agreement, if applicable (collectively, “Lease Agreements”);

The closing statement (the “Closing Statement”);

The most recent real estate property appraisal report available or, if not available, the real estate property appraisal report at origination (the “Most Recent Appraisal Report”);

Underwritten rent rolls, borrower rent rolls, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

The title policies or pro-forma title policies (collectively, the “Title Policy”);

The property engineering reports (collectively, the “Engineering Report”);

The phase I environmental reports (collectively, the “Phase I Report”);

The phase II environmental reports (collectively, the “Phase II Report”);

The seismic reports (collectively, the “Seismic Report”);

The property management agreements (the “Property Management Agreement”);

The cash management agreement and lockbox agreement (collectively, the “Cash Management Agreement”);

An electronic data file with respect to most recent underwritten financial summaries and operating statements (the “Underwritten Operating Statement File”); and

An electronic data file with respect to certain servicer information (the “Servicer File”).

No.	Characteristic on Data File	Source Document
1	Mortgage Asset Number	Informational purposes only
2	Loan ID	Informational purposes only
3	Loan/Property Flag	Informational purposes only
4	Loan/Property Name	Informational purposes only
5	Street Address	Most Recent Appraisal Report
6	City	Most Recent Appraisal Report
7	State	Most Recent Appraisal Report
8	Zip Code	Most Recent Appraisal Report
9	GEOtier	Most Recent Appraisal Report
10	Property Type	Most Recent Appraisal Report
11	Property Sub-Type	Most Recent Appraisal Report
12	Year Built	Most Recent Appraisal Report
13	Year Renovated	Most Recent Appraisal Report
14	# of Units	Rent Roll
15	Unit of Measure	Rent Roll
16	Occupancy Date	Rent Roll
17	Occupancy (%)	Rent Roll
18	Lien Position	Title Policy
19	Mortgage Loan Type	Additional Debt File
20	Ownership Interest	Title Policy
21	Loan Purpose	Closing Statement
22	Appraisal As-of-Date	Most Recent Appraisal Report
23	As-Is Appraised Value ($)	Most Recent Appraisal Report
24	As-Stabilized Appraised Value ($)	Most Recent Appraisal Report
25	Mortgage Loan Cutoff Date Balance As-Is LTV %	Calculation - see procedures below
26	Fully Funded Mortgage Loan Cutoff Date Balance As-Is LTV %	Calculation - see procedures below
27	Fully Funded Mortgage Loan Cutoff Date Balance As-Stabilized LTV %	Calculation - see procedures below
28	Initial Mortgage Balance at Origination ($)	Loan Agreement
29	Mortgage Loan Cutoff Date Balance ($)	Servicer File
30	% of Aggregate Mortgage Loan Cutoff Date Balance	Calculation - see procedures below
31	Mortgage Rate (%)	Calculation - see procedures below
32	Fully Funded Mortgage Loan Cutoff Date Balance ($)	Calculation - see procedures below
33	Mortgage Loan Cutoff Date Balance ($)/ Unit	Calculation - see procedures below
34	Fully Funded Whole Loan Mortgage Cutoff Date Balance ($)/ Unit	Calculation - see procedures below
35	Mortgage Note Date	Loan Agreement
36	First Payment Date	Loan Agreement
37	Initial Maturity Date	Loan Agreement
38	Original Loan Term (months)	Calculation - see procedures below
39	Remaining Loan Term (months)	Calculation - see procedures below
40	Seasoning (months)	Calculation - see procedures below
41	Original IO Periods (months)	Loan Agreement
42	Original Amortization Term (months)	Loan Agreement
43	Amortization Type (Initial)	Loan Agreement
44	Amortization Trigger Description	Loan Agreement
45	Extension Options	Loan Agreement
46	Amortization Type (Extensions)	Loan Agreement
47	First Extension Fee (%)	Loan Agreement
48	First Extension Period (months)	Loan Agreement
49	Second Extension Fee (%)	Loan Agreement
50	Second Extension Period (months)	Loan Agreement
51	Fully Extended Loan Term (months)	Calculation - see procedures below
52	Fully Extended Remaining Loan Term (months)	Calculation - see procedures below
53	Fully Extended Maturity Date	Loan Agreement
54	Whole Loan Mortgage Rate (%)	Calculation - see procedures below
55	Index	Loan Agreement
56	Whole Loan Gross Margin (%)	Loan Agreement
57	Rounding Factor	Loan Agreement
58	Whole Loan Gross Margin Rate Change (%)	Loan Agreement
59	Whole Loan Gross Margin Rate Change Trigger	Loan Agreement
60	LIBOR Floor(%)	Loan Agreement
61	Whole Loan Mortgage Rate Floor(%)	Loan Agreement
62	LIBOR Cap Provider	Loan Agreement

No.	Characteristic on Data File	Source Document
63	LIBOR Cap Strike Price (%)	Loan Agreement
64	LIBOR Cap Strike Price Steps (%)	Loan Agreement
65	LIBOR Cap Expiration	Loan Agreement
66	Interest Accrual Method	Loan Agreement
67	Lookback Period	Loan Agreement
68	Lockout Date	Loan Agreement
69	Yield Maintenance End Date	Loan Agreement
70	Original Prepayment Provision	Loan Agreement
71	Partial Release and/or Partial Prepayment	Loan Agreement
72	Partial Release and/or Partial Prepayment Description	Loan Agreement
73	Grace Period Default (Days)	Loan Agreement
74	Grace Period Late (Days)	Loan Agreement
75	Most Recent Date	Underwritten Operating Statement File/ Most Recent Appraisal Report
76	Most Recent Effective Gross Income ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
77	Most Recent Operating Expense ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
78	Most Recent NOI ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
79	Most Recent Capital Expenses ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
80	Most Recent NCF ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
81	Second Most Recent Date	Underwritten Operating Statement File/ Most Recent Appraisal Report
82	Second Most Recent Effective Gross Income ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
83	Second Most Recent Operating Expense ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
84	Second Most Recent NOI ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
85	Second Most Recent Capital Expenses ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
86	Second Most Recent NCF ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
87	Third Most Recent Date	Underwritten Operating Statement File/ Most Recent Appraisal Report
88	Third Most Recent Effective Gross Income ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
89	Third Most Recent Operating Expense ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
90	Third Most Recent NOI ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
91	Third Most Recent Capital Expenses ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
92	Third Most Recent NCF ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
93	UW Date	Underwritten Operating Statement File
94	UW Occupancy %	Underwritten Operating Statement File
95	UW Effective Gross Income ($)	Underwritten Operating Statement File
96	UW Operating Expense ($)	Underwritten Operating Statement File
97	UW NOI ($)	Underwritten Operating Statement File
98	UW Replacement Reserves ($)	Underwritten Operating Statement File
99	UW Capital Expenses ($)	Underwritten Operating Statement File
100	UW NCF ($)	Underwritten Operating Statement File
101	Appraisal Stabilized Date	Underwritten Operating Statement File/ Most Recent Appraisal Report
102	Appraisal Stabilized Occupancy (%)	Underwritten Operating Statement File/ Most Recent Appraisal Report
103	Appraisal Stabilized Effective Gross Income ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
104	Appraisal Stabilized Operating Expenses ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
105	Appraisal Stabilized NOI ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
106	Appraisal Stabilized Capital Expense ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
107	Appraisal Stabilized NCF ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
108	Mortgage Loan Annual Debt Service ($)	Calculation - see procedures below
109	Mortgage Loan Annual Debt Service (Cap) ($)	Calculation - see procedures below
110	Fully Funded Mortgage Loan Annual Debt Service ($)	Calculation - see procedures below
111	Fully Funded Mortgage Loan Annual Debt Service (Cap) ($)	Calculation - see procedures below
112	Mortgage Loan U/W NCF DSCR (x)	Calculation - see procedures below
113	Mortgage Loan U/W NOI Debt Yield (%)	Calculation - see procedures below
114	Fully Funded Mortgage Loan U/W NCF DSCR (x)	Calculation - see procedures below
115	Fully Funded Mortgage Loan U/W NOI Debt Yield (%)	Calculation - see procedures below
116	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR (x)	Calculation - see procedures below
117	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield (%)	Calculation - see procedures below
118	Additional Debt Type(s)	Additional Debt File
119	Additional Debt Cutoff Date Balance ($)	Additional Debt File
120	Additional Debt Interest Rate (%)	Additional Debt File
121	Total Future Funding Participation ($)	Calculation - see procedures below
122	Pari Passu Future Funding Participation ($)	Calculation - see procedures below
123	Future Funding Advance Conditions	Loan Agreement
124	Subordinate Debt	Subordinate Loan Document
125	Subordinate Debt Cutoff Date Balance ($)	Subordinate Loan Document

No.	Characteristic on Data File	Source Document
126	Total Debt Cutoff Date Balance ($)	Servicer File
127	Fully Funded Whole Loan Mortgage Balance ($)	Calculation - see procedures below
128	Whole Loan Mortgage Cutoff Date Balance ($)	Calculation - see procedures below
129	Whole Loan Mortgage Cutoff Date Balance As-is LTV %	Calculation - see procedures below
130	Fully Funded Whole Loan Mortgage Balance As-Stabilized LTV %	Calculation - see procedures below
131	Whole Loan Mortgage Annual Debt Service ($)	Calculation - see procedures below
132	Fully Funded Whole Loan Mortgage Annual Debt Service ($)	Calculation - see procedures below
133	Fully Funded Whole Loan Mortgage Annual Debt Service (at Take Out) ($)	Calculation - see procedures below
134	Fully Funded Whole Loan Mortgage Balloon Payment ($)	Calculation - see procedures below
135	Fully Funded Whole Loan Mortgage Balloon Payment / Unit ($)	Calculation - see procedures below
136	Whole Loan Mortgage U/W NCF DSCR (x)	Calculation - see procedures below
137	Whole Loan Mortgage U/W NOI Debt Yield (%)	Calculation - see procedures below
138	Fully Funded Whole Loan Mortgage Appraisal Stabilized NCF DSCR (x)	Calculation - see procedures below
139	Fully Funded Whole Loan Mortgage Appraisal Stabilized NOI Debt Yield (%)	Calculation - see procedures below
140	Fully Funded Whole Loan Mortgage Appraisal Stabilized NCF DSCR (at Take Out) (x)	Calculation - see procedures below
141	Initial Mortgage Balance at Origination (at risk) ($)	Calculation - see procedures below
142	Whole Loan Mortgage Cutoff Date Balance (at risk) ($)	Calculation - see procedures below
143	Initial Mortgage Balance at Origination (at risk) As-Is LTV (%)	Calculation - see procedures below
144	Whole Loan Mortgage Cutoff Date Balance (At Risk) As-Is LTV (%)	Calculation - see procedures below
145	Whole Loan Mortgage Cutoff Date Balance (At Risk) U/W NOI Debt Yield (%)	Calculation - see procedures below
146	Total Maximum Reserves at Origination ($)	Calculation - see procedures below
147	Total Upfront Funded Escrows and Reserves at Origination ($)	Calculation - see procedures below
148	Total Current Escrows and Reserves at Servicer ($)	Calculation - see procedures below
149	Maximum Capex Reserve at Origination ($)	Loan Agreement
150	Maximum TI/LC Reserve at Origination ($)	Loan Agreement
151	Maximum Debt Service Reserve at Origination ($)	Loan Agreement
152	Maximum Operating Expense Reserve at Origination ($)	Loan Agreement
153	Description Other Reserve 1	Loan Agreement
154	Maximum Other Reserve 1 at Origination ($)	Loan Agreement
155	Description Other Reserve 2	Loan Agreement
156	Maximum Other Reserve 2 at Origination ($)	Loan Agreement
157	Upfront Capital Expenditure Reserve ($)	Closing Statement
158	Upfront TI/LC Reserve ($)	Closing Statement
159	Upfront Debt Service Reserve ($)	Closing Statement
160	Upfront Operating Expense Reserve ($)	Closing Statement
161	Upfront Other Reserve 1 ($)	Closing Statement
162	Upfront Other Reserve 2 ($)	Closing Statement
163	Current Balance Capital Expenditure Reserve ($)	Servicer File
164	Current Balance TI/LC Reserve ($)	Servicer File
165	Current Balance Operating Expense Reserve ($)	Servicer File
166	Current Balance Debt Service Reserve ($)	Servicer File
167	Current Balance Other Reserve 1 ($)	Servicer File
168	Current Balance Other Reserve 2 ($)	Servicer File
169	Cutoff Date Excess Cash Flow ($)	Servicer File
170	Monthly Payment for Capital Expenditure ($)	Servicer File
171	Upfront Tax Escrow ($)	Closing Statement
172	Current Balance Tax Escrow ($)	Servicer File
173	Monthly Tax Escrow ($)	Servicer File
174	Tax Escrow Description	Loan Agreement
175	Upfront Insurance Escrow ($)	Closing Statement
176	Current Balance Insurance Escrow ($)	Servicer File
177	Monthly Insurance Escrow ($)	Servicer File
178	Insurance Escrow Description	Loan Agreement
179	Replacement Reserve (Cutoff Date) ($)	Servicer File
180	Replacement Reserve (Monthly)($)	Servicer File
181	Springing Replacement Reserve Description	Loan Agreement
182	Lockbox / Cash Management	Loan Agreement or Cash Management Agreement
183	Cash Management Trigger Event	Loan Agreement or Cash Management Agreement

No.	Characteristic on Data File	Source Document
184	Largest Tenant Name	Rent Roll
185	Largest Tenant SF	Rent Roll
186	Largest Tenant Lease Expiration	Rent Roll
187	Largest Tenant % of NRSF	Calculation - see procedures below
188	Second Largest Tenant Name	Rent Roll
189	Second Largest Tenant SF	Rent Roll
190	Second Largest Tenant Lease Expiration	Rent Roll
191	Second Largest Tenant % of NRSF	Calculation - see procedures below
192	Third Largest Tenant Name	Rent Roll
193	Third Largest Tenant SF	Rent Roll
194	Third Largest Tenant Lease Expiration	Rent Roll
195	Third Largest Tenant % of NRSF	Calculation - see procedures below
196	Fourth Largest Tenant Name	Rent Roll
197	Fourth Largest Tenant SF	Rent Roll
198	Fourth Largest Tenant Lease Expiration	Rent Roll
199	Fourth Largest Tenant % of NRSF	Calculation - see procedures below
200	Fifth Largest Tenant Name	Rent Roll
201	Fifth Largest Tenant SF	Rent Roll
202	Fifth Largest Tenant Lease Expiration	Rent Roll
203	Fifth Largest Tenant % of NRSF	Calculation - see procedures below
204	Master Leases (Y/N)	Lease Agreements
205	Single Tenant	Rent Roll
206	Government Tenant	Rent Roll
207	TIC Loan (Y/N)	Loan Agreement
208	Maximum Number of TICs	Loan Agreement
209	Property Management	Property Management Agreement
210	Management Company	Property Management Agreement
211	USPAP Appraisal (Y/N)	Most Recent Appraisal Report
212	FIRREA Appraisal (Y/N)	Most Recent Appraisal Report
213	Ground Lease (Y/N)	Lease Agreements
214	Annual Ground Rent Payment	Lease Agreements
215	Ground Lease Expiration	Lease Agreements
216	Ground Lease Extension (Y/N)	Lease Agreements
217	# of Ground Lease Extension Options	Lease Agreements
218	Engineering Report Date	Engineering Report
219	Environmental Phase I Report Date	Phase I Report
220	Environmental Phase II (Y/N)	Phase II Report
221	Seismic Report Date	Seismic Report
222	PML (%)	Seismic Report
223	Earthquake Insurance Required (Y/N)	Seismic Report
224	Borrower Entity	Loan Agreement
225	Sponsor Name	Loan Agreement
226	Affiliated Sponsor	Loan Agreement
227	SPE	Loan Agreement
228	Cross Collateralized (Y/N)	Loan Agreement
229	Cross Defaulted (Y/N)	Loan Agreement
230	Recourse Flag	Loan Agreement
231	Recourse Provisions	Loan Agreement
232	Recourse / Guaranties Description (excluding non recourse carve-out and environmental liabilities)	Loan Agreement
233	Carve-out Guarantor Flag	Loan Agreement
234	Mortgage Loan Gross Margin (%)	Calculation - see procedures below
235	Additional Debt Gross Margin (%)	Calculation - see procedures below
236	Mortgage Loan Cutoff Date Balance (At Risk) ($)	Calculation - see procedures below
237	Mortgage Loan Cutoff Date Balance (At Risk) ($)/ Unit	Calculation - see procedures below
238	Mortgage Cutoff Date Balance (At Risk) As-Is LTV (%)	Calculation - see procedures below
239	Third Extension Fee (%)	Loan Agreement
240	Third Extension Period (months)	Loan Agreement
241	Current Prepayment Provision	Calculation - see procedures below
242	Preferred Equity Amount ($)	Preferred Equity Documents

Calculation Procedures

With respect to Characteristic 25, we recomputed the Mortgage Loan Cutoff Date Balance As-Is LTV % as the quotient of the (i) Mortgage Loan Cutoff Date Balance ($) over (ii) As-Is Appraised Value ($).

With respect to Characteristic 26, we recomputed the Fully Funded Mortgage Loan Cutoff Date Balance As-Is LTV % as the quotient of the (i) Fully Funded Mortgage Loan Cutoff Date Balance ($) over (ii) As-Is Appraised Value ($).

With respect to Characteristic 27, we recomputed the Fully Funded Mortgage Loan Cutoff Date Balance As-Stabilized LTV % as the quotient of the (i) Fully Funded Mortgage Loan Cutoff Date Balance ($) over (ii) As-Stabilized Appraised Value ($). With respect to any Mortgage Loan whose As-Stabilized Appraised Value ($) is “N/A,” the As-Stabilized Appraised Value ($) is equal to the As-Is Appraised Value ($).

With respect to Characteristic 30, we recomputed the % of Aggregate Mortgage Loan Cutoff Date Balance as the quotient of the (i) Mortgage Loan Cutoff Date Balance ($) for the respective Mortgage Loan over (ii) sum of the Mortgage Loan Cutoff Date Balance ($) for all Mortgage Loans.

With respect to Characteristic 31, we recomputed the Mortgage Rate (%) as the sum of (i) the Mortgage Loan Gross Margin (%) and (ii) the greater of the (x) LIBOR Floor(%) and (y) “assumed LIBOR rate” of 1.22% (as provided to us by representatives of the Company) and applying, if applicable, the Rounding Factor.

With respect to Characteristic 32, we recomputed the Fully Funded Mortgage Loan Cutoff Date Balance ($) as the sum of the (i) Mortgage Loan Cutoff Date Balance ($) and (ii) Pari Passu Future Funding Participation ($).

With respect to Characteristic 33, we recomputed the Mortgage Loan Cutoff Date Balance ($)/ Unit as the quotient of the (i) Mortgage Loan Cutoff Date Balance ($) over (ii) # of Units.

With respect to Characteristic 34, we recomputed the Fully Funded Whole Loan Mortgage Cutoff Date Balance ($)/ Unit as the quotient of the (i) Fully Funded Whole Loan Mortgage Balance ($) over (ii) # of Units.

With respect to Characteristic 38, we recomputed the Original Loan Term (months) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Initial Maturity Date.

With respect to Characteristic 39, we recomputed the Remaining Loan Term (months) by determining the number of payment dates from and exclusive of the Cutoff Date to and inclusive of the Initial Maturity Date.

With respect to Characteristic 40, we recomputed the Seasoning (months) as the difference between the Original Loan Term (months) and the Remaining Loan Term (months).

With respect to Characteristic 51, we recomputed the Fully Extended Loan Term (months) as the sum of the (a) Original Loan Term (months), (b) First Extension Period (months), (c) Second Extension

Period (months) and (d) Third Extension Period (months). This procedure was performed for Mortgage Loans with Extension Options only.

With respect to Characteristic 52, we recomputed the Fully Extended Remaining Loan Term (months) as the difference between the Fully Extended Loan Term (months) and the Seasoning (months).

With respect to Characteristic 54, we recomputed the Whole Loan Mortgage Rate (%) as the sum of (i) the Whole Loan Gross Margin (%) and (ii) the greater of the (x) LIBOR Floor(%) and (y) assumed LIBOR rate and applying, if applicable, the Rounding Factor.

With respect to Characteristic 108, we recomputed the Mortgage Loan Annual Debt Service ($):

•

for interest-only Mortgage Loans, as the product of (i) the Mortgage Loan Cutoff Date Balance ($), (ii) the Mortgage Rate (%) and (iii) for Mortgage Loans whose Interest Accrual Method is “Actual/360”, a fraction equal to 365/360; and

•	for the non-interest only Mortgage Loan, using the (i) Mortgage Loan Cutoff Date Balance ($), (ii) Mortgage Rate (%) and (iii) remaining amortization term (months).

With respect to Characteristic 109, we recomputed the Mortgage Loan Annual Debt Service (Cap) ($) as the product of (i) the Mortgage Loan Cutoff Date Balance ($), (ii) the sum of (a) LIBOR Cap Strike Price (%) and (b) Whole Loan Gross Margin (%) and (iii) for Mortgage Loans whose Interest Accrual Method is “Actual/360”, a fraction equal to 365/360.

With respect to Characteristic 110, we recomputed the Fully Funded Mortgage Loan Annual Debt Service ($):

•

for interest-only Mortgage Loans, as the product of (i) the Fully Funded Mortgage Loan Cutoff Date Balance ($), (ii) the Mortgage Rate (%) and (iii) for Mortgage Loans whose Interest Accrual Method is “Actual/360”, a fraction equal to 365/360; and

•	for the non-interest only Mortgage Loan, using the (i) Fully Funded Mortgage Loan Cutoff Date Balance ($), (ii) Mortgage Rate (%) and (iii) remaining amortization term (months).

With respect to Characteristic 111, we recomputed the Fully Funded Mortgage Loan Annual Debt Service (Cap) ($) as the product of (i) the Fully Funded Mortgage Loan Cutoff Date Balance ($), (ii) the sum of (a) LIBOR Cap Strike Price (%) and (b) Whole Loan Gross Margin (%) and (iii) for Mortgage Loans whose Interest Accrual Method is “Actual/360”, a fraction equal to 365/360.”

With respect to Characteristic 112, we recomputed the Mortgage Loan U/W NCF DSCR (x) as the quotient of (x) the sum of the (a) UW NCF ($) and (b) Current Balance Debt Service Reserve ($) over (y) the Mortgage Loan Annual Debt Service ($); provided that, with respect to any Mortgage Loan with a Recourse/Guaranties Description (excluding non-recourse carve-out and environmental liabilities) not indicated as “N/A”, the Mortgage Loan U/W NCF DSCR (x) is equal to the greater of the quotient calculated above or 1.00x.

With respect to Characteristic 113, we recomputed the Mortgage Loan U/W NOI Debt Yield (%) as the greater of (a) 0% and (b) quotient of the (i) UW NOI ($) over (ii) Mortgage Loan Cutoff Date Balance ($).

With respect to Characteristic 114, we recomputed the Fully Funded Mortgage Loan U/W NCF DSCR (x) as the quotient of (x) the sum of the (a) UW NCF ($) and (b) Current Balance Debt Service Reserve ($) over (y) the Fully Funded Mortgage Loan Annual Debt Service ($); provided that, with respect to any Mortgage Loan with a Recourse/Guaranties Description (excluding non-recourse carve-out and environmental liabilities) not indicated as “N/A”, the Fully Funded Mortgage Loan U/W NCF DSCR (x) is equal to the greater of the quotient calculated above or 1.00x.

With respect to Characteristic 115, we recomputed the Fully Funded Mortgage Loan U/W NOI Debt Yield (%) as greater of (a) 0% and (b) the quotient of the (i) UW NOI ($) over (ii) Fully Funded Mortgage Loan Cutoff Date Balance ($).

With respect to Characteristic 116, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized  NCF DSCR (x) as the quotient of the (x) Appraisal Stabilized NCF ($) and (y) Fully Funded Mortgage Loan Annual Debt Service ($); provided that, with respect to any Mortgage Loan with a Recourse/Guaranties Description (excluding non-recourse carve-out and environmental liabilities) not indicated as “N/A”, the Fully Funded Mortgage Loan Appraisal Stabilized  NCF DSCR (x) is equal to the greater of the quotient calculated above or 1.00x.

With respect to Characteristic 117, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield (%) as greater of (a) 0% and (b) the quotient of the (i) Appraisal Stabilized NOI ($) and (ii) Fully Funded Mortgage Loan Cutoff Date Balance ($).

With respect to Characteristic 121, we recomputed the Total Future Funding Participation ($) as the difference between the (i) Fully Funded Whole Loan Mortgage Balance ($) and (ii) the sum of (a) Mortgage Loan Cutoff Date Balance ($) and (b) Additional Debt Cutoff Date Balance ($).

With respect to Characteristic 122, we recomputed the Pari Passu Future Funding Participation ($) as the product of the (i) Total Future Funding Participation ($) and (ii) the quotient of (a) the Mortgage Loan Cutoff Date Balance ($) over (b) the Whole Loan Mortgage Cutoff Date Balance ($).

With respect to Characteristic 127, we recomputed the Fully Funded Whole Loan Mortgage Balance ($) as the sum of the (i) Whole Loan Mortgage Cutoff Date Balance ($) and (ii) Total Future Funding Participation ($).

With respect to Characteristic 128, we recomputed the Whole Loan Mortgage Cutoff Date Balance ($) as the sum of the (i) Mortgage Loan Cutoff Date Balance ($) and (ii) Additional Debt Cutoff Date Balance ($).

With respect to Characteristic 129, we recomputed the Whole Loan Mortgage Cutoff Date Balance As-is LTV % as the quotient of the (i) Whole Loan Mortgage Cutoff Date Balance ($) over (ii) As-Is Appraised Value ($).

With respect to Characteristic 130, we recomputed the Fully Funded Whole Loan Mortgage Balance As-Stabilized LTV % as the quotient of (i) the Fully Funded Whole Loan Mortgage Balance ($) over (ii) the As-Stabilized Appraised Value ($); provided that, with respect to any Mortgage Loan whose As-Stabilized Appraised Value ($) is “N/A,” the As-Stabilized Appraised Value ($) is equal to the As-Is Appraised Value ($).

With respect to Characteristic 131, we recomputed the Whole Loan Mortgage Annual Debt Service ($):

•

for interest-only Mortgage Loans, as the product of (i) the Whole Loan Mortgage Cutoff Date Balance ($), (ii) the Whole Loan Mortgage Rate (%) and (iii) for Mortgage Loans whose Interest Accrual Method is “Actual/360”, a fraction equal to 365/360; and

•	for the non-interest only Mortgage Loan, using the (i) Whole Loan Mortgage Cutoff Date Balance ($), (ii) Whole Loan Mortgage Rate (%) and (iii) remaining amortization term (months).

With respect to Characteristic 132, we recomputed the Fully Funded Whole Loan Mortgage Annual Debt Service ($):

•

for interest-only Mortgage Loans, as the product of (i) the Fully Funded Whole Loan Mortgage Balance ($), (ii) the Whole Loan Mortgage Rate (%) and (iii) for Mortgage Loans whose Interest Accrual Method is “Actual/360”, a fraction equal to 365/360; and

•	for the non-interest only Mortgage Loan, using the (i) Fully Funded Whole Loan Mortgage Balance ($), (ii) Whole Loan Mortgage Rate (%) and (iii) remaining amortization term (months).

With respect to Characteristic 133, we recomputed the Fully Funded Whole Loan Mortgage Annual Debt Service (at Take Out) ($) as the product of (i) the Fully Funded Whole Loan Mortgage Balance ($), (ii) the “at take out rate” (as determined below), (iii) the Whole Loan Mortgage Rate (%) and (iv) for Mortgage Loans whose Interest Accrual Method is “Actual/360”, a fraction equal to 365/360.

The Company instructed us to assume the following “take out rate” for each Mortgage Loan, based on its respective Property Type: (i) “Hospitality,” 5.8%, (ii) “Industrial or Mixed Use,” 5.6%, (iii) “Multifamily,” 5.7%, (iv) “Office or Retail,” 5.4% and (v) “Self Storage,” 5.6%.

With respect to Characteristic 134:

•	for interest-only Mortgage Loans, we set the Fully Funded Whole Loan Mortgage Balloon Payment ($) equal to the Fully Funded Whole Loan Mortgage Balance ($); and
•

for the non-interest only Mortgage Loan, we recomputed the Fully Funded Whole Loan Mortgage Balloon Payment ($), assuming, at your request, no prepayments of principal, using the First Payment Date, Interest Accrual Method, Whole Loan Mortgage Rate (%), Original IO Periods (months) (if applicable), Initial Maturity Date, Whole Loan Mortgage Annual Debt Service ($) and Fully Funded Whole Loan Mortgage Balance ($).

With respect to Characteristic 135, we recomputed the Fully Funded Whole Loan Mortgage Balloon Payment / Unit ($) as the quotient of the (i) Fully Funded Whole Loan Mortgage Balloon Payment ($) over (ii) # of Units.

With respect to Characteristic 136, we recomputed the Whole Loan Mortgage U/W NCF DSCR (x) as the quotient of (x) the sum of the (a) UW NCF ($) and (b) Current Balance Debt Service Reserve ($) over (y) the Whole Loan Mortgage Annual Debt Service ($); provided that, with respect to any Mortgage Loan with a Recourse/Guaranties Description (excluding non-recourse carve-out and environmental liabilities) not indicated as “N/A”, the Whole Loan Mortgage U/W NCF DSCR (x) is equal to the greater of the quotient calculated above or 1.00x.

With respect to Characteristic 137, we recomputed the Whole Loan Mortgage U/W NOI Debt Yield (%) as the greater of (a) 0% and (b) quotient of the (i) UW NOI ($) over (ii) Whole Loan Mortgage Cutoff Date Balance ($).

With respect to Characteristic 138, we recomputed the Fully Funded Whole Loan Mortgage Appraisal Stabilized NCF DSCR (x) as the quotient of the (x) Appraisal Stabilized NCF ($) and (y) Fully Funded Whole Loan Mortgage Annual Debt Service ($); provided that, with respect to any Mortgage Loan with a Recourse/Guaranties Description (excluding non-recourse carve-out and environmental liabilities) not indicated as “N/A”, the Fully Funded Whole Loan Mortgage Appraisal Stabilized NCF DSCR (x) is equal to the greater of the quotient calculated above or 1.00x.

With respect to Characteristic 139, we recomputed the Fully Funded Whole Loan Mortgage Appraisal Stabilized  NOI Debt Yield (%) as the greater of (a) 0% and (b) quotient of the (i) Appraisal Stabilized NOI ($) over (ii) Fully Funded Whole Loan Mortgage Balance ($).

With respect to Characteristic 140, we recomputed the Fully Funded Whole Loan Mortgage Appraisal Stabilized NCF DSCR (at Take Out) (x) as the quotient of the (x) Appraisal Stabilized NCF ($) over (y) Fully Funded Whole Loan Mortgage Annual Debt Service (at Take Out) ($); provided that, with respect to any Mortgage Loan with a Recourse/Guaranties Description (excluding non-recourse carve-out and environmental liabilities) not indicated as “N/A”, the Fully Funded Whole Loan Mortgage Appraisal Stabilized NCF DSCR (at Take Out) (x) is equal to the greater of the quotient calculated above or 1.00x.

With respect to Characteristic 141, we recomputed the Initial Mortgage Balance at Origination (at risk) ($) as the difference between (i) Initial Mortgage Balance at Origination (at risk) ($) and (ii) the sum of (a) the Upfront Capital Expenditure Reserve ($), (b) the Upfront TI/LC Reserve ($) and (iii) for those Mortgage Loans that indicate “earnout reserve” in Description Other Reserve 1, the respective amount indicated in the Upfront Other Reserve 1 ($) or Upfront Other Reserve 2 ($), as applicable.

With respect to Characteristic 142, we recomputed the Whole Loan Mortgage Cutoff Date Balance (at risk) ($) as the difference between (i) the Whole Loan Mortgage Cutoff Date Balance ($) and (ii) the sum of (a) Current Balance Capital Expenditure Reserve ($), (b) the Current Balance TI/LC Reserve ($) and (c) for those Mortgage Loans that indicate “earnout reserve” in Description Other Reserve 1, the related Current Balance Other Reserve 1 ($).

With respect to Characteristic 143, we recomputed the Initial Mortgage Balance at Origination (at risk) As-Is LTV (%) as the quotient of the (i) Initial Mortgage Balance at Origination (at risk) ($) over (ii) As-Is Appraised Value ($).

With respect to Characteristic 144, we recomputed the Whole Loan Mortgage Cutoff Date Balance (At Risk) As-Is LTV (%) as the quotient of the (i) Whole Loan Mortgage Cutoff Date Balance (at risk) ($) over (ii) As-Is Appraised Value ($).

With respect to Characteristic 145, we recomputed the Whole Loan Mortgage Cutoff Date Balance (At Risk) U/W NOI Debt Yield (%) as the greater of (a) 0% and (b) quotient of the (i) UW NOI ($) over (ii) Whole Loan Mortgage Cutoff Date Balance (at risk) ($).

With respect to Characteristic 146, we recomputed the Total Maximum Reserves at Origination ($) as the sum of the (i) Maximum Capex Reserve at Origination ($), (ii) Maximum TI/LC Reserve at

Origination ($), (iii) Maximum Operating Expense Reserve at Origination ($), (iv) Maximum Debt Service Reserve at Origination ($), (v) Maximum Other Reserve 1 at Origination ($) and (vi) Maximum Other Reserve 2  at Origination ($).

With respect to Characteristic 147, we recomputed the Total Upfront Funded Escrows and Reserves at Origination ($) as the sum of the (i) Upfront Capital Expenditure Reserve ($), (ii) Upfront TI/LC Reserve ($), (iii) Upfront Operating Expense Reserve ($), (iv) Upfront Debt Service Reserve ($), (v) Upfront Other Reserve 1 ($), (vi) Upfront Other Reserve 2 ($), (vii) Upfront Tax Escrow ($) and (viii) Upfront Insurance Escrow.

With respect to Characteristic 148, we recomputed the Total Current Escrows and Reserves at Servicer  ($) as the sum of the (i) Current Balance Capital Expenditure Reserve ($), (ii) Current Balance TI/LC Reserve ($), (iii) Current Balance Operating Expense Reserve ($), (iv) Current Balance Debt Service Reserve ($), (v) Current Balance Other Reserve 1 ($), (vi) Current Balance Other Reserve 2 ($), (vii) Current Balance Tax Escrow ($), (viii) Current Balance Insurance Escrow ($) and (ix) Replacement Reserve (Cutoff Date) ($).

With respect to Characteristic 187, we recomputed the Largest Tenant % of NRSF as the quotient of the (i) Largest Tenant SF over (ii) # of Units.

With respect to Characteristic 191, we recomputed the Second Largest Tenant % of NRSF as the quotient of the (i) Second Largest Tenant SF over (ii) # of Units.

With respect to Characteristic 195, we recomputed the Third Largest Tenant % of NRSF as the quotient of the (i) Third Largest Tenant SF over (ii) # of Units.

With respect to Characteristic 199, we recomputed the Fourth Largest Tenant % of NRSF as the quotient of the (i) Fourth Largest Tenant SF over (ii) # of Units.

With respect to Characteristic 203, we recomputed the Fifth Largest Tenant % of NRSF as the quotient of the (i) Fifth Largest Tenant SF over (ii) # of Units.

With respect to Characteristic 234, we recomputed the Mortgage Loan Gross Margin (%) as the quotient of (i) the difference between (A) the product of (x) Whole Loan Mortgage Cutoff Date Balance ($) and (y) Whole Loan Gross Margin (%) and (B) the product of (x) Additional Debt Cutoff Date Balance ($) and (y) Additional Debt Gross Margin (%) over (ii) Mortgage Loan Cutoff Date Balance ($).

With respect to Characteristic 235, we recomputed the Additional Debt Gross Margin (%) as the difference between (i) the Additional Debt Interest Rate (%) and (ii) the greater of the (i) LIBOR Floor(%) and (ii) assumed LIBOR rate and applying, if applicable, the Rounding Factor.

With respect to Characteristic 236, we recomputed the Mortgage Loan Cutoff Date Balance (At Risk) ($) as the difference between (i) the Mortgage Loan Cutoff Date Balance ($) and (ii) the sum of (a) the Current Balance Capital Expenditure Reserve ($), (b) the Current Balance TI/LC Reserve ($) and (c) for those Mortgage Loans that indicate “earnout reserve” in Description Other Reserve 1, the related Current Balance Other Reserve 1 ($).

With respect to Characteristic 237, we recomputed the Mortgage Loan Cutoff Date Balance (At Risk) ($)/ Unit as the quotient of the (i) Mortgage Loan Cutoff Date Balance (At Risk) ($) over (ii) # of Units.

With respect to Characteristic 238, we recomputed the Mortgage Cutoff Date Balance (At Risk) As-Is LTV (%) as the quotient of the (i) Mortgage Loan Cutoff Date Balance (At Risk) ($) over (ii) As-Is Appraised Value ($).

With respect to Characteristic 241, we recomputed the Current Prepayment Provision using the (i) Seasoning (months) and (ii) Original Prepayment Provision.